Income Taxes - Narrative (Details) $ in Millions, $ in Millions	12 Months Ended				51 Months Ended
	Mar. 31, 2022 USD ($)	Mar. 31, 2022 AUD ($)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 USD ($)	Mar. 31, 2022 USD ($)	Mar. 31, 2022 AUD ($)
Tax Credit Carryforward [Line Items]
Tax loss carry-forwards	$ 66.2				$ 66.2
Recognized tax deduction	144.8	$ 195.8
Contribution to AICF	248.5		$ 153.3	$ 108.9	715.9	$ 979.1
Foreign tax credit carry-forwards	118.7		122.1		118.7
Valuation allowance	261.2		$ 262.7		261.2
Income tax paid, net of refunds	92.7
Current taxes receivable, CARES Act	29.6				29.6
Total amount of unrecognized tax benefits	0.7				0.7
Interest and penalties recognized income tax expense	0.7
Foreign Tax Credit Carry-Forwards
Tax Credit Carryforward [Line Items]
Foreign tax credit carry-forwards	$ 113.9				$ 113.9
Percentage of valuation allowance against foreign tax credit carry-forwards (as percent)	100.00%				100.00%
Foreign tax credit carry-forwards, subject to expiration	$ 4.8				$ 4.8
Valuation allowance	$ 4.0				$ 4.0